Document and Entity Information	Mar. 16, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	RR Donnelley & Sons Co
Amendment Flag	false
Entity Central Index Key	0000029669
Document Type	8-K
Document Period End Date	Mar. 16, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-4694
Entity Tax Identification Number	36-1004130
Entity Address, Address Line One	35 West Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	(312)
Local Phone Number	326-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	RRD
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NYSE